BALANCE SHEET DETAILS	12 Months Ended
Dec. 31, 2011
BALANCE SHEET DETAILS
BALANCE SHEET DETAILS

NOTE 5—BALANCE SHEET DETAILS

        The following tables provide details of selected balance sheet items:

	December 31, 2011	December 31, 2010
	(in thousands)
Inventories:
Raw materials	$9,334	$6,718
Work in process	1,721	6,836
Finished goods(1)	23,207	34,850

Total	$34,262	$48,404

(1)
Includes finished goods at customer sites of approximately $13.2 million and $23.5 million at December 31, 2011 and 2010, respectively, for which the customer has taken possession, but based on specific contractual terms, title has not yet passed to the customer.

        Inventories of approximately $0.4 million and $0.6 million held by the Company's manufacturing outsource partner are recorded in "prepaids and other current assets" in the consolidated balance sheet at December 31, 2011 and December 31, 2010, respectively. The Company recorded a $14.6 million inventory write-down in 2010 for MSAN and MSTP for two international customer contracts due to the reduction in product demands.

	December 31, 2011	December 31, 2010
	(in thousands)
Property, plant and equipment, net:
Buildings	$253	$264
Leasehold improvements	20,475	11,752
Automobiles	3,965	4,337
Software	29,542	30,471
Equipment and Furniture	110,048	119,057
Others	342	585

Total	164,625	166,466

Less: accumulated depreciation and impairment	(152,426)	(161,647)

Total (see Note 7)	$12,199	$4,819

	December 31, 2011	December 31, 2010
	(in thousands)
Other current liabilities:
Accrued contract costs	$9,876	$14,438
Accrued payroll and compensation	13,407	20,198
Warranty costs	4,660	7,734
Accrued professional fees	4,531	2,731
Accrued other taxes	5,035	17,157
Restructuring costs	1,692	11,417
Other	11,117	13,812

Total	$50,318	$87,487